S000003424 [Member] Shareholder Fees - Domini Impact Bond Fund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Maximum Account Fee	$ 15	[1]
Shareholder Fee, Other	15
Institutional
Prospectus [Line Items]
Maximum Account Fee	15	[1]
Shareholder Fee, Other	15
Class Y
Prospectus [Line Items]
Maximum Account Fee	15	[1]
Shareholder Fee, Other	$ 15

[1]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e‑delivery of Fund statements, prospectuses, and reports.